10-Q Stock-Based Compensation - Schedule of Valuation Assumptions (Details)	6 Months Ended
Jun. 30, 2024
Performance stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	3 years
Expected volatility	27.00%
Expected dividend yield	0.00%
Risk-free interest rate	4.60%
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	10 years
Expected volatility	34.00%
Expected dividend yield	0.00%
Risk-free interest rate	4.40%
Overallotment Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	10 years
Expected volatility	34.00%
Expected dividend yield	0.00%
Risk-free interest rate	4.50%